Statement Of Shareholders Equity And Other Comprehensive Income (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2010	$ 669,999	$ 5,063	$ 196,960	$ 396	$ 467,580
Beginning Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	21,430				21,430
Currency translation adjustment	15,824			15,824
Currency impact of long term funding	(1,921)			(1,921)
Tax on currency impact of long term funding	(246)			(246)
Total comprehensive income	35,087
Exercise of share options (in shares)	185,260	185,260
Exercise of share options	2,358	16	2,342
Issue of ordinary shares		3,768
Share issuance costs	(66)		(66)
Non-cash stock compensation expense	4,137		4,137
Tax benefit on exercise of options	285		285
Ending Balance at Jun. 30, 2011	$ 711,800	$ 5,079	$ 203,658	$ 14,053	$ 489,010
Ending Balance (in shares) at Jun. 30, 2011		60,436,120